SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 1) - USD ($)	Sep. 30, 2018	Aug. 23, 2018	Dec. 31, 2017	Dec. 31, 2016
Assets
Underground Mining Equipment	$ 9,346,692		$ 8,887,045	$ 7,500,512
Land	0		178,683	$ 178,683
Point Rock [Member]
Assets
Mining Rights	2,151,823
Liabilities
Vendor Payables	53,771
Asset Retirement Obligation	2,098,052
Wayland [Member]
Assets
Mining Rights	66,129
Liabilities
Asset Retirement Obligation	$ 66,129
KCC [Member]
Liabilities
Asset Retirement Obligation		$ 919,158
ICG Knott County [Member]
Assets
Cash			2,380,000
Underground Mining Equipment			1,533,937
Surface Mining Equipment			206,578
Land			178,683
Coal Preparation and Loading Facilities			200,236
Liabilities
Asset Retirement Obligation			4,499,434
McCoy [Member]
Assets
Cash			2,935,800
Underground Mining Equipment			531,249
Surface Mining Equipment			36,218
Coal Preparation and Loading Facilities			58,681
Liabilities
Asset Retirement Obligation			$ 3,561,848